Related Party Transactions (Tables)	6 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
Summary of details of advances made under the loan agreement
Details of advances made under the loan agreement through July 31, 2021 are below:

Date of advance	Maturity date	Amount
February 8, 2021	February 7, 2022	$100,000
April 6, 2021	April 5, 2022	200,000
April 22, 2021	April 21, 2022	600,000
June 2, 2021	June 1, 2022	52,871
June 10, 2021	June 9, 2022	750,000
June 24, 2021	June 23, 2022	56,400
June 29, 2021	June 28, 2022	2,650,000
July 6, 2021	July 5, 2022	101,045
July 29, 2021	July 28, 2022	300,000
July 30, 2021	July 29, 2022	54,000

		$4,864,316